Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures

Pension and Postretirement Plans

	Qualified Pension Plan (1)		Non-U.S. Pension Plans (1)		Nonqualified and Other Pension Plans (1)		Postretirement Health and Life Plans (1)
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014
Change in fair value of plan assets
Fair value, January 1	$18,614	$18,276	$2,564	$2,457	$2,927	$2,720	$28	$72
Actual return on plan assets	199	1,261	342	256	14	336	—	6
Company contributions	—	—	58	84	97	97	79	53
Plan participant contributions	—	—	1	1	—	—	127	129
Settlements and curtailments	—	—	(7)	(5)	—	—	—	—
Benefits paid	(851)	(923)	(78)	(68)	(233)	(226)	(247)	(248)
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	13	16
Foreign currency exchange rate changes	n/a	n/a	(142)	(161)	n/a	n/a	n/a	n/a
Fair value, December 31	$17,962	$18,614	$2,738	$2,564	$2,805	$2,927	$—	$28
Change in projected benefit obligation
Projected benefit obligation, January 1	$15,508	$14,145	$2,688	$2,580	$3,329	$3,070	$1,346	$1,356
Service cost	—	—	27	29	—	1	8	8
Interest cost	621	665	93	109	122	133	48	58
Plan participant contributions	—	—	1	1	—	—	127	129
Plan amendments	—	—	(1)	1	—	—	—	—
Settlements and curtailments	—	—	(7)	(6)	—	—	—	—
Actuarial loss (gain)	(817)	1,621	(2)	208	(165)	351	(141)	29
Benefits paid	(851)	(923)	(78)	(68)	(233)	(226)	(247)	(248)
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	13	16
Foreign currency exchange rate changes	n/a	n/a	(141)	(166)	n/a	n/a	(2)	(2)
Projected benefit obligation, December 31	$14,461	$15,508	$2,580	$2,688	$3,053	$3,329	$1,152	$1,346
Amount recognized, December 31	$3,501	$3,106	$158	$(124)	$(248)	$(402)	$(1,152)	$(1,318)
Funded status, December 31
Accumulated benefit obligation	$14,461	$15,508	$2,479	$2,582	$3,052	$3,329	n/a	n/a
Overfunded (unfunded) status of ABO	3,501	3,106	259	(18)	(247)	(402)	n/a	n/a
Provision for future salaries	—	—	101	106	1	—	n/a	n/a
Projected benefit obligation	14,461	15,508	2,580	2,688	3,053	3,329	$1,152	$1,346
Weighted-average assumptions, December 31
Discount rate	4.51%	4.12%	3.59%	3.56%	4.34%	3.80%	4.32%	3.75%
Rate of compensation increase	n/a	n/a	4.64	4.70	4.00	4.00	n/a	n/a

(1)	The measurement date for the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.
n/a = not applicable

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the Consolidated Balance Sheet at December 31, 2015 and 2014 are presented in the table below.

Amounts Recognized on Consolidated Balance Sheet

	Qualified Pension Plan		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014
Other assets	$3,501	$3,106	$548	$252	$825	$786	$—	$—
Accrued expenses and other liabilities	—	—	(390)	(376)	(1,073)	(1,188)	(1,152)	(1,318)
Net amount recognized at December 31	$3,501	$3,106	$158	$(124)	$(248)	$(402)	$(1,152)	$(1,318)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2015 and 2014 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with PBO and ABO in Excess of Plan Assets

	Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2015	2014	2015	2014
PBO	$574	$583	$1,075	$1,190
ABO	551	563	1,074	1,190
Fair value of plan assets	183	206	1	2

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2015 and 2014 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with PBO and ABO in Excess of Plan Assets

	Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2015	2014	2015	2014
PBO	$574	$583	$1,075	$1,190
ABO	551	563	1,074	1,190
Fair value of plan assets	183	206	1	2

Schedule of Net Benefit Costs
Net periodic benefit cost of the Corporation’s plans for 2015, 2014 and 2013 included the following components.

Components of Net Periodic Benefit Cost

	Qualified Pension Plan			Non-U.S. Pension Plans
(Dollars in millions)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost (income)
Service cost	$—	$—	$—	$27	$29	$32
Interest cost	621	665	623	93	109	98
Expected return on plan assets	(1,045)	(1,018)	(1,024)	(133)	(137)	(121)
Amortization of prior service cost	—	—	—	1	1	—
Amortization of net actuarial loss	170	111	242	6	3	2
Recognized loss (gain) due to settlements and curtailments	—	—	17	—	2	(7)
Net periodic benefit cost (income)	$(254)	$(242)	$(142)	$(6)	$7	$4
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.12%	4.85%	4.00%	3.56%	4.30%	4.23%
Expected return on plan assets	6.00	6.00	6.50	5.27	5.52	5.50
Rate of compensation increase	n/a	n/a	n/a	4.70	4.91	4.37

	Nonqualified and Other Pension Plans			Postretirement Health and Life Plans
(Dollars in millions)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost (income)
Service cost	$—	$1	$1	$8	$8	$9
Interest cost	122	133	120	48	58	54
Expected return on plan assets	(92)	(124)	(109)	(1)	(4)	(5)
Amortization of prior service cost	—	—	—	4	4	4
Amortization of net actuarial loss (gain)	34	25	25	(46)	(89)	(42)
Recognized loss due to settlements and curtailments	—	—	2	—	—	6
Net periodic benefit cost (income)	$64	$35	$39	$13	$(23)	$26
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	3.80%	4.55%	3.65%	3.75%	4.50%	3.65%
Expected return on plan assets	3.26	4.60	3.75	6.00	6.00	6.50
Rate of compensation increase	4.00	4.00	4.00	n/a	n/a	n/a

n/a = not applicable

Schedule of Pretax Amounts Included in Accumulated OCI
Pretax amounts included in accumulated OCI for employee benefit plans at December 31, 2015 and 2014 are presented in the table below.

Pretax Amounts Included in Accumulated OCI

	Qualified Pension Plan		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Net actuarial loss (gain)	$3,920	$4,061	$137	$355	$848	$968	$(150)	$(56)	$4,755	$5,328
Prior service cost (credits)	—	—	(10)	(9)	—	—	16	20	6	11
Amounts recognized in accumulated OCI	$3,920	$4,061	$127	$346	$848	$968	$(134)	$(36)	$4,761	$5,339

Schedule of Pretax Amounts Recognized in OCI
Pretax amounts recognized in OCI for employee benefit plans in 2015 included the following components.

Pretax Amounts Recognized in OCI

	Qualified Pension Plan		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Current year actuarial loss (gain)	$29	$1,378	$(211)	$87	$(86)	$138	$(140)	$26	$(408)	$1,629
Amortization of actuarial gain (loss)	(170)	(111)	(6)	(3)	(34)	(25)	46	89	(164)	(50)
Current year prior service cost (credit)	—	—	(1)	1	—	—	—	—	(1)	1
Amortization of prior service cost	—	—	(1)	(1)	—	—	(4)	(4)	(5)	(5)
Amounts recognized in OCI	$(141)	$1,267	$(219)	$84	$(120)	$113	$(98)	$111	$(578)	$1,575

Schedule of Estimated Pretax Amounts Amortized from Accumulated OCI into Period Cost
The estimated pretax amounts that will be amortized from accumulated OCI into expense in 2016 are presented in the table below.

Estimated Pretax Amounts Amortized from Accumulated OCI into Period Cost in 2016

(Dollars in millions)	Qualified Pension Plan	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Net actuarial loss (gain)	$136	$6	$25	$(67)	$100
Prior service cost	—	1	—	4	5
Total amounts amortized from accumulated OCI	$136	$7	$25	$(63)	$105

Schedule of Allocation of Plan Assets
The target allocations for 2016 by asset category for the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

2016 Target Allocation

Percentage
Asset Category	Qualified Pension Plan	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans
Equity securities	20 - 60	10 - 35	0 - 5
Debt securities	40 - 80	40 - 80	95 - 100
Real estate	0 - 10	0 - 15	0 - 5
Other	0 - 5	0 - 15	0 - 5
Combined plan investment assets measured at fair value by level and in total at December 31, 2015 and 2014 are summarized in the Fair Value Measurements table.

Fair Value Measurements

	December 31, 2015
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Cash and short-term investments
Money market and interest-bearing cash	$3,061	$—	$—	$3,061
Cash and cash equivalent commingled/mutual funds	—	4	—	4
Fixed income
U.S. government and agency securities	2,723	881	11	3,615
Corporate debt securities	—	1,795	—	1,795
Asset-backed securities	—	1,939	—	1,939
Non-U.S. debt securities	632	662	—	1,294
Fixed income commingled/mutual funds	551	1,421	—	1,972
Equity
Common and preferred equity securities	6,735	—	—	6,735
Equity commingled/mutual funds	3	1,503	—	1,506
Public real estate investment trusts	138	—	—	138
Real estate
Private real estate	—	—	144	144
Real estate commingled/mutual funds	—	12	731	743
Limited partnerships	—	121	49	170
Other investments (1)	—	287	102	389
Total plan investment assets, at fair value	$13,843	$8,625	$1,037	$23,505

	December 31, 2014
Cash and short-term investments
Money market and interest-bearing cash	$3,814	$—	$—	$3,814
Cash and cash equivalent commingled/mutual funds	—	4	—	4
Fixed income
U.S. government and agency securities	2,004	2,151	11	4,166
Corporate debt securities	—	1,454	—	1,454
Asset-backed securities	—	1,930	—	1,930
Non-U.S. debt securities	627	487	—	1,114
Fixed income commingled/mutual funds	101	1,397	—	1,498
Equity
Common and preferred equity securities	6,628	—	—	6,628
Equity commingled/mutual funds	16	1,817	—	1,833
Public real estate investment trusts	124	—	—	124
Real estate
Private real estate	—	—	127	127
Real estate commingled/mutual funds	—	4	632	636
Limited partnerships	—	122	65	187
Other investments (1)	1	490	127	618
Total plan investment assets, at fair value	$13,315	$9,856	$962	$24,133

(1)
Other investments include interest rate swaps of $114 million and $297 million, participant loans of $58 million and $78 million, commodity and balanced funds of $165 million and $178 million and other various investments of $52 million and $65 million at December 31, 2015 and 2014.

Schedule of Changes in Fair Value of Plan Assets
The Level 3 Fair Value Measurements table presents a reconciliation of all plan investment assets measured at fair value using significant unobservable inputs (Level 3) during 2015, 2014 and 2013.

Level 3 Fair Value Measurements

	2015
(Dollars in millions)	Balance January 1	Actual Return on Plan Assets Still Held at the Reporting Date	Purchases, Sales and Settlements	Transfers out of Level 3	Balance December 31
Fixed income
U.S. government and agency securities	$11	$—	$—	$—	$11
Real estate
Private real estate	127	14	3	—	144
Real estate commingled/mutual funds	632	37	62	—	731
Limited partnerships	65	(1)	(15)	—	49
Other investments	127	(5)	(20)	—	102
Total	$962	$45	$30	$—	$1,037

	2014
Fixed income
U.S. government and agency securities	$12	$—	$(1)	$—	$11
Non-U.S. debt securities	6	—	(2)	(4)	—
Real estate
Private real estate	119	5	3	—	127
Real estate commingled/mutual funds	462	20	150	—	632
Limited partnerships	145	5	(85)	—	65
Other investments	135	1	(9)	—	127
Total	$879	$31	$56	$(4)	$962

	2013
Fixed income
U.S. government and agency securities	$13	$—	$(1)	$—	$12
Non-U.S. debt securities	10	(2)	(2)	—	6
Real estate
Private real estate	110	4	5	—	119
Real estate commingled/mutual funds	324	15	123	—	462
Limited partnerships	231	8	(66)	(28)	145
Other investments	129	(6)	12	—	135
Total	$817	$19	$71	$(28)	$879

Schedule of Expected Benefit Payments
Benefit payments projected to be made from the Qualified Pension Plan, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

Projected Benefit Payments

				Postretirement Health and Life Plans
(Dollars in millions)	Qualified Pension Plan (1)	Non-U.S. Pension Plans (2)	Nonqualified and Other Pension Plans (2)	Net Payments (3)	Medicare Subsidy
2016	$915	$56	$246	$121	$13
2017	900	59	238	115	13
2018	902	62	240	111	13
2019	894	68	237	105	12
2020	903	71	236	101	12
2021 - 2025	4,409	463	1,110	450	52

(1)	Benefit payments expected to be made from the plan’s assets.

(2)	Benefit payments expected to be made from a combination of the plans’ and the Corporation’s assets.

(3)	Benefit payments (net of retiree contributions) expected to be made from a combination of the plans’ and the Corporation’s assets.